Sidley Austin LLP
                               787 Seventh Ave.
                              New York, NY 10019
                            Telephone: 212-839-5300
                            Facsimile: 212-839-5599



                                                              March 13, 2006

VIA ELECTRONIC FILING
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Securities & Exchange Commission
100 F Street, NE
Washington, D.C.  20549

      Re:  CWHEQ, Inc. Registration Statement on Form S-3
           ----------------------------------------------

Ladies and Gentlemen:

      On behalf of CWHEQ, Inc., I am transmitting for filing under the Securities Act of 1933 a Registration Statement on Form S-3 relating to asset-backed securities of the CWHEQ, Inc.

      Please address any inquiries or comments to the undersigned at (212) 839-5395.

                                                Very truly yours,


                                                /s/ Edward J. Fine
                                                --------------------------
                                                Edward J. Fine